Other operating income (expense)	9 Months Ended
Sep. 30, 2022
Other operating income (expense).
Other operating income (expense)

28.Other operating income (expense)

	Nine-month period ended September 30,
	2022	2021

	(Unaudited)
Litigation and contingencies	(310,406)	(400,136)
Loss on sale of assets (1)	(38,309)	(56,548)
Impairment of current assets	(46,434)	(18,795)
Other income	92,478	39,922
	(302,671)	(435,557)
(1)	It mainly corresponds to the end of Rygberg's association contract in Ecopetrol America, and the profit on the sale of the total participation of Ecopetrol S.A. in the Casanare, Estero, Garcero, Orocué and Corocora Association (CEGOC). This sale of fields was made to itse partner Perenco Oil and Gas Colombia.